Plant and Equipment - Schedule of Plant and Equipment (Details) (Shenzhen Yeller Audio & Video Technology Co., Ltd.) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost, Beginning balance	$ 3,251	$ 614,668	$ 614,668
Cost, Additions during the year			11,173
Cost, Effects of currency translation	37		148
Cost, Ending balance	3,288		3,251	$ 614,668
Accumulated depreciation, Beginning balance	2,015	247,184	247,184
Accumulated depreciation, Depreciation during the year	272		142,219
Accumulated depreciation, Effects of currency translation	37		131
Accumulated depreciation, Ending balance	2,324		2,015	247,184
Net book value	964		1,236	367,484
Furniture and Fittings [Member]
Cost, Beginning balance	1,256	651	651
Cost, Additions during the year			560
Cost, Effects of currency translation	14		45
Cost, Ending balance	1,270		1,256	651
Accumulated depreciation, Beginning balance	754	374	374
Accumulated depreciation, Depreciation during the year	158		331
Accumulated depreciation, Effects of currency translation	9		49
Accumulated depreciation, Ending balance	921		754	374
Net book value	349		502	277
Office Equipment [Member]
Cost, Beginning balance	1,219	1,142	1,142
Cost, Additions during the year
Cost, Effects of currency translation	14		77
Cost, Ending balance	1,233		1,219	1,142
Accumulated depreciation, Beginning balance	1,034	588	588
Accumulated depreciation, Depreciation during the year	114		379
Accumulated depreciation, Effects of currency translation	19		67
Accumulated depreciation, Ending balance	1,167		1,034	588
Net book value	66		185	554
Leasehold Improvement [Member]
Cost, Beginning balance		612,507	612,507
Cost, Additions during the year			10,231
Cost, Effects of currency translation
Cost, Ending balance				612,507
Accumulated depreciation, Beginning balance		246,222	246,222
Accumulated depreciation, Depreciation during the year			141,297
Accumulated depreciation, Effects of currency translation
Accumulated depreciation, Ending balance				246,222
Net book value				366,285
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member]
Cost, Beginning balance		614,300	614,300	618,551
Cost, Additions during the year		6,177		3,832
Cost, Effects of currency translation		(8,819)		(8,083)
Cost, Ending balance		611,658		614,300
Accumulated depreciation, Beginning balance		247,184	247,184	106,860
Accumulated depreciation, Depreciation during the year		70,245		143,571
Accumulated depreciation, Effects of currency translation		(3,548)		(3,247)
Accumulated depreciation, Ending balance		313,881		247,184
Net book value		297,777		367,116	$ 511,691
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member] | Furniture and Fittings [Member]
Cost, Beginning balance		651	651	660
Cost, Additions during the year		518
Cost, Effects of currency translation		(9)		(9)
Cost, Ending balance		1,160		651
Accumulated depreciation, Beginning balance		374	374	159
Accumulated depreciation, Depreciation during the year		107		220
Accumulated depreciation, Effects of currency translation		(5)		(5)
Accumulated depreciation, Ending balance		476		374
Net book value		684		277	501
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member] | Office Equipment [Member]
Cost, Beginning balance		1,142	1,142	1,157
Cost, Additions during the year
Cost, Effects of currency translation		(16)		(15)
Cost, Ending balance		1,126		1,142
Accumulated depreciation, Beginning balance		588	588	210
Accumulated depreciation, Depreciation during the year		188		386
Accumulated depreciation, Effects of currency translation		(8)		(8)
Accumulated depreciation, Ending balance		768		588
Net book value		358		554	947
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member] | Leasehold Improvement [Member]
Cost, Beginning balance		612,507	612,507	616,734
Cost, Additions during the year		5,659		3,832
Cost, Effects of currency translation		(8,794)		(8,059)
Cost, Ending balance		609,372		612,507
Accumulated depreciation, Beginning balance		246,222	$ 246,222	106,491
Accumulated depreciation, Depreciation during the year		69,950		142,965
Accumulated depreciation, Effects of currency translation		(3,535)		(3,234)
Accumulated depreciation, Ending balance		312,637		246,222
Net book value		$ 296,735		$ 366,285	$ 510,243